Guarantees, commitments and risks - Offsetting of financial instruments (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Trade and other liabilities
Guarantees, commitments and risks
Gross amount of financial liabilities	€ 24,842	€ 26,521
Gross amount of financial assets subject to offsetting	4,581	4,429
Net amount of financial liabilities	20,261	22,092
Other current liabilities
Guarantees, commitments and risks
Gross amount of financial liabilities	5,172	6,569
Gross amount of financial assets subject to offsetting	1,133	1,520
Net amount of financial liabilities	4,039	5,049
Other non-current liabilities
Guarantees, commitments and risks
Gross amount of financial liabilities	3,403	4,450
Gross amount of financial assets subject to offsetting	13	1
Net amount of financial liabilities	3,390	4,449
Trade and other receivables
Guarantees, commitments and risks
Gross amount of financial assets	17,017	21,330
Gross amount of financial liabilities subject to offsetting	4,581	4,429
Net amount of financial assets	12,436	16,901
Other current assets
Guarantees, commitments and risks
Gross amount of financial assets	5,076	5,182
Gross amount of financial liabilities subject to offsetting	1,133	1,520
Net amount of financial assets	3,943	3,662
Other non-current assets
Guarantees, commitments and risks
Gross amount of financial assets	2,852	4,012
Gross amount of financial liabilities subject to offsetting	13	1
Net amount of financial assets	€ 2,839	€ 4,011